Financial Statement Schedule I	12 Months Ended
Sep. 30, 2017
Financial Statement Schedule I

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data)

	As of September 30,
	2016	2017
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	1,685	6,021
Prepayment and other current assets	283	271
Amount due from subsidiaries	9,009	10,272

Total current assets	10,977	16,564

Non-current assets
Long-term investment	—	911
Investment in subsidiaries	132,150	150,935

Total non-current assets	132,150	151,846

Total assets	143,127	168,410

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	258	1,521
Amount due to subsidiaries	82,082	88,141
Bank borrowing	15,551	29,965

Total current liabilities	97,891	119,627

Total liabilities	97,891	119,627

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,729,773 and 131,854,773 shares issued and outstanding at September 30, 2016 and 2017, respectively)	13	13
Additional paid-in capital	15,697	19,097
Accumulated other comprehensive loss	(3,418)	(3,367)
Retained earnings	32,944	33,040

Total equity	45,236	48,783

Total liabilities and equity	143,127	168,410

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2015	2016	2017
	US$	US$	US$
Cost of sales	(143)	(162)	(164)
Selling expenses	(74)	(84)	(85)
General and administrative expenses	(2,540)	(2,591)	(3,250)

Operating loss	(2,757)	(2,837)	(3,499)
Equity in income of subsidiaries and variable interest entities	26,910	27,902	19,287
Interest income	31	2	1
Interest expense	(178)	(1,131)	(1,362)
Exchange gain	567	2,354	508

Net income	24,573	26,290	14,935

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share data and per share data)

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Net income	24,573	26,290	14,935
Other comprehensive (loss)
Foreign currency translation adjustment	(3,485)	(6,153)	(122)

Total comprehensive income	21,088	20,137	14,813

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data)

	China Distance Education Holding Limited shareholders
	Number of ordinary shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total equity
		US$	US$	US$	US$	US$
Balance as of September 30, 2014	142,752,873	14	77,270	6,220	14,906	98,410
Net income for the year	—	—	—	—	24,573	24,573
Foreign currency translation adjustments	—	—	—	(3,485)	—	(3,485)
Repurchase of ordinary shares (Note 17)	(1,137,236)	—	(3,333)	—	—	(3,333)
Options exercised	123,924	—	18	—	—	18
Stock-based compensation expense (Note 25)	667,372	—	1,783	—	—	1,783
Dividends (Note 26)	—	—	(21,182)	—	(7,017)	(28,199)
Repayment of loan to optionees in connection with exercise of options	—	—	1,042	—	—	1,042

Balance as of September 30, 2015	142,406,933	14	55,598	2,735	32,462	90,809
Net income for the year	—	—	—	—	26,290	26,290
Foreign currency translation adjustments	—	—	—	(6,153)	—	(6,153)
Repurchase of ordinary shares (Note 17)	(11,326,460)	(1)	(21,289)	—	(15,470)	(36,760)
Options exercised	524,300	—	1,659	—	—	1,659
Stock-based compensation expense (Note 25)	125,000	—	2,015	—	—	2,015
Dividends (Note 26)	—	—	(20,800)	—	(10,338)	(31,138)
Loan to optionees in connection with exercise of options	—	—	(1,663)	—	—	(1,663)
Repayment of loan to optionees in connection with exercise of options	—	—	177	—	—	177

Balance as of September 30, 2016	131,729,773	13	15,697	(3,418)	32,944	45,236
Net income for the year	—	—	—	—	14,935	14,935
Foreign currency translation adjustments	—	—	—	(122)	—	(122)
Unrealized gain on available-for-sale investments, net of tax effect of $26	—	—	—	173	—	173
Stock-based compensation expense (Note 25)	125,000	—	2,111	—	—	2,111
Dividends (Note 26)	—	—	—		(14,839)	(14,839)
Capital contribution from noncontrolling interests	—	—	1,090	—	—	1,090
Repayment of loan to optionees in connection with exercise of options	—	—	199	—	—	199

Balance as of September 30, 2017	131,854,773	13	19,097	(3,367)	33,040	48,783

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2015	2016	2017
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	24,573	26,290	14,935
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	(26,910)	(27,902)	(19,287)
Share-based compensation	1,783	2,015	2,111
Increase (decrease) in accrued expenses and other liabilities	111	(29)	1,263
(Increase) decrease in amounts due from subsidiaries	(1,182)	(5,120)	(1,263)
Decrease(increase) in prepayments and other assets	24	(3)	12
Increase (decrease) in amounts due to a subsidiary	13,319	65,631	6,059
Increase in short-term borrowing	16,467	—	—
Exchange (gain) loss	—	(925)	553

Net cash generated from operating activities	28,185	59,957	4,383
Purchase of available-for-sale investment	—	—	(911)

Net cash used in investing activities	—	—	(911)
Repurchase of ordinary shares	(3,333)	(36,760)	—
Proceeds from share options exercised by employees	18	1,659	—
Loan to optionees in connection with exercise of options	—	(1,663)	—
Repayment of loan to optionees in connection with exercise of options	1,042	177	199
Capital contribution from noncontrolling interests	—	—	1,090
New short-term loan drawn down	—	—	14,414
Dividends paid to shareholders	(28,199)	(31,138)	(14,839)

Net cash (used in) generated from financing activities	(30,472)	(67,725)	864

Net (decrease) increase in cash and cash equivalents	(2,287)	(7,768)	4,336
Cash and cash equivalents at beginning of the year	11,740	9,453	1,685

Cash and cash equivalents at end of the year	9,453	1,685	6,021

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2017.

2.	INVESTMENTS IN SUBSIDIARIES AND VIEs

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIEs and VIEs’ subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.

The Parent Company carried the investments in subsidiaries and VIEs at US$132,150 and US$150,935 at September 30, 2016 and 2017, respectively.

The Parent Company’s share of equity in income in subsidiaries and the VIEs recognized in years ended September 30, 2015, 2016 and 2017 were US$26,910, US$27,902 and US$19,287, respectively.